UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23091

                                 GALLERY TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-832-4386

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS


Gallery Trust                                 Mondrian International Equity Fund
                                                    January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 99.3%
--------------------------------------------------------------------------------
                                                    Number of           Value
                                                      Shares           (U.S. $)
                                                    ----------         --------
AUSTRALIA -- 1.6%
  QBE Insurance Group ..........................      863,770       $  8,188,511
                                                                    ------------
Total Australia                                                        8,188,511
                                                                    ------------
CHINA -- 1.5%
  China Mobile (A) .............................      689,500          7,725,980
                                                                    ------------
Total China                                                            7,725,980
                                                                    ------------
DENMARK -- 1.1%
  ISS ..........................................      154,720          5,496,154
                                                                    ------------
Total Denmark                                                          5,496,154
                                                                    ------------
FRANCE -- 7.0%
  Cie de Saint-Gobain ..........................      253,241         12,438,566
  Engie VVPR Strip (A)* ........................      162,519                 --
  Sanofi .......................................      205,471         16,522,410
  Societe Generale .............................      157,239          7,681,601
                                                                    ------------
Total France                                                          36,642,577
                                                                    ------------
GERMANY -- 9.4%
  Allianz ......................................       73,261         12,400,631
  Bayerische Motoren Werke .....................       25,112          2,281,726
  Daimler ......................................      132,944          9,952,682
  Deutsche Telekom .............................      694,366         12,113,083
  SAP ..........................................      135,505         12,379,541
                                                                    ------------
Total Germany                                                         49,127,663
                                                                    ------------
ITALY -- 4.1%
  Enel .........................................    2,230,147          9,302,411
  Eni ..........................................      777,467         11,926,168
                                                                    ------------
Total Italy                                                           21,228,579
                                                                    ------------
JAPAN -- 17.7%
  Canon ........................................      440,500         13,049,973
  Honda Motor ..................................      516,000         15,478,630
  Hoya .........................................      118,300          5,156,962
  Kirin Holdings ...............................      893,600         14,625,567
  Kyushu Railway * .............................      147,600          4,000,142
  Mitsubishi Electric ..........................      604,900          9,222,703
  Sekisui Chemical .............................       52,900            863,941
  Sumitomo Electric Industries .................      121,000          1,765,543
  Takeda Pharmaceutical ........................      320,900         13,426,017

Gallery Trust                                 Mondrian International Equity Fund
                                                    January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                    Number of           Value
                                                      Shares           (U.S. $)
                                                    ----------         --------
JAPAN (continued)
  Tokio Marine Holdings ........................      281,852       $ 11,809,776
  Tokyo Electron ...............................       24,300          2,520,175
                                                                    ------------
Total Japan                                                           91,919,429
                                                                    ------------
NETHERLANDS -- 2.2%
  Koninklijke Ahold Delhaize ...................      514,894         10,947,091
  Royal Dutch Shell PLC Class A ................       19,666            531,588
                                                                    ------------
Total Netherlands                                                     11,478,679
                                                                    ------------
SINGAPORE -- 7.0%
  Ascendas REIT ................................    3,214,400          5,610,689
  Jardine Matheson Holdings ....................       83,815          5,173,062
  Sembcorp Industries ..........................    1,242,500          2,777,078
  Singapore Telecommunications .................    3,409,702          9,362,860
  United Overseas Bank .........................      917,120         13,613,474
                                                                    ------------
Total Singapore                                                       36,537,163
                                                                    ------------
SPAIN -- 5.2%
  Banco Santander ..............................      620,276          3,447,726
  Iberdrola ....................................    2,058,414         12,963,553
  Telefonica ...................................    1,089,358         10,495,515
                                                                    ------------
Total Spain                                                           26,906,794
                                                                    ------------
SWEDEN -- 4.0%
  Telefonaktiebolaget LM Ericsson Class B ......    1,128,984          6,666,441
  Telia ........................................    3,528,563         14,308,528
                                                                    ------------
Total Sweden                                                          20,974,969
                                                                    ------------
SWITZERLAND -- 12.9%
  ABB ..........................................      744,404         17,625,573
  Nestle .......................................      128,977          9,423,513
  Novartis .....................................      131,673          9,640,452
  Syngenta .....................................       37,619         15,966,833
  Zurich Insurance Group .......................       50,046         14,337,872
                                                                    ------------
Total Switzerland                                                     66,994,243
                                                                    ------------
TAIWAN -- 1.7%
  Taiwan Semiconductor Manufacturing (A) .......      480,000          2,847,448
  Taiwan Semiconductor Manufacturing ADR .......      191,232          5,910,981
                                                                    ------------
Total Taiwan                                                           8,758,429
                                                                    ------------

Gallery Trust                                 Mondrian International Equity Fund
                                                    January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                    Number of           Value
                                                      Shares           (U.S. $)
                                                    ----------         --------
UNITED KINGDOM -- 23.9%
  Amec Foster Wheeler PLC ......................      734,142        $ 4,081,183
  BP PLC .......................................    2,203,284         13,106,173
  G4S PLC ......................................    3,002,167          9,638,236
  GlaxoSmithKline PLC ..........................      785,052         15,090,507
  Kingfisher PLC ...............................    3,109,311         13,150,550
  Lloyds Banking Group PLC .....................   16,667,711         13,614,554
  National Grid PLC ............................      780,512          9,108,968
  Pearson PLC ..................................      810,266          6,309,578
  Royal Dutch Shell PLC Class A ................       10,728            289,824
  Royal Dutch Shell PLC Class B ................      640,778         18,028,456
  Tesco PLC ....................................    5,542,880         13,569,391
  Unilever PLC .................................      210,862          8,561,436
                                                                    ------------
Total United Kingdom                                                 124,548,856
                                                                    ------------
  Total Common Stock
    (Cost $515,110,379) ........................                     516,528,026
                                                                    ------------

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------
GERMANY -- 0.2%
  Bayerische Motoren Werke, 4.64% ..............        9,391            703,045
                                                                    ------------
  Total Preferred Stock
    (Cost $680,930) ............................                         703,045
                                                                    ------------
  Total Value of Securities -- 99.5%
    (Cost $515,791,309)+ .......................                    $517,231,071
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $520,077,468.
*    NON-INCOME PRODUCING SECURITY.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL MARKET VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2017 WAS $10,573,428 AND REPRESENTED 2.04% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST
VVPR STRIP -- DIVIDEND COUPON

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JANUARY 31, 2017, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $515,791,309. THE FUND'S INVESTMENTS HAD UNREALIZED APPRECIATION OF $42,971,965 AND UNREALIZED DEPRECIATION OF $(41,532,203).

Gallery Trust                                 Mondrian International Equity Fund
                                                    January 31, 2017 (Unaudited)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of January 31, 2017 when valuing the Fund's financial investments:

INVESTMENTS IN SECURITIES          LEVEL 1           LEVEL 2++        LEVEL 3          TOTAL
                             -------------       -------------       --------     -------------
 Common Stock
   Australia                 $   8,188,511       $         --        $     --     $   8,188,511
   China                                --          7,725,980              --         7,725,980
   Denmark                       5,496,154                 --              --         5,496,154
   France                       36,642,577                 --              --^       36,642,577
   Germany                      49,127,663                 --              --        49,127,663
   Italy                        21,228,579                 --              --        21,228,579
   Japan                        91,919,429                 --              --        91,919,429
   Netherlands                  11,478,679                 --              --        11,478,679
   Singapore                    36,537,163                 --              --        36,537,163
   Spain                        26,906,794                 --              --        26,906,794
   Sweden                       20,974,969                 --              --        20,974,969
   Switzerland                  66,994,243                 --              --        66,994,243
   Taiwan                        5,910,981          2,847,448              --         8,758,429
   United Kingdom              124,548,856                 --              --       124,548,856
                             -------------       -------------       --------     -------------
   Total Common Stock          505,954,598         10,573,428              --       516,528,026
                             -------------       -------------       --------     -------------
 Preferred Stock                   703,045                 --              --           703,045
                             -------------       -------------       --------     -------------
Total Value of Securities    $ 506,657,643       $ 10,573,428        $     --     $ 517,231,071
                             =============       ==============      ========     =============

^ ENGIE VVPR STRIP WAS CONSIDERED LEVEL 3 WHEN CONVERTED AND IS VALUED AT $0 AT JANUARY 31, 2017. A RECONCILIATION OF LEVEL 3 INVESTMENTS, INCLUDING CERTAIN DISCLOSURES RELATED TO SIGNIFICANT INPUTS USED IN VALUING LEVEL 3 INVESTMENTS, IS ONLY PRESENTED WHEN THE FUND HAS OVER 1% OF LEVEL 3 INVESTMENTS AT THE BEGINNING AND/OR END OF THE PERIOD IN RELATION TO NET ASSETS.

++ TRANSFERS BETWEEN INVESTMENT LEVELS MAY OCCUR AS MARKETS FLUCTUATE AND/OR THE AVAILABILITY OF DATA USED IN AN INVESTMENT'S VALUATION CHANGES. THE FUND GENERALLY RECOGNIZES TRANSFERS BETWEEN THE LEVELS AS OF THE END OF THE REPORTING PERIOD. AS OF JANUARY 31, 2017, THE FUND HAD SECURITIES WITH A TOTAL VALUE OF $10,573,428 TRANSFER FROM LEVEL 1 TO LEVEL 2. THE CHANGE IN LEVEL OCCURRED DUE TO A SCHEDULED MARKET HOLIDAY.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Gallery Trust

By (Signature and Title)                             /s/ Michael Beattie
                                                     ---------------------------
                                                     Michael Beattie
                                                     President

Date: March 31, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                             /s/ Michael Beattie
                                                     ---------------------------
                                                     Michael Beattie
                                                     President

Date: March 31, 2017

By (Signature and Title)                             /s/ Stephen Connors
                                                     ---------------------------
                                                     Stephen Connors
                                                     Treasurer, Controller & CFO

Date: March 31, 2017